Financial risk management - Credit quality of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Credit quality of financial assets
Financial assets	$ 1,382,221	$ 954,892
Cash and cash equivalents
Credit quality of financial assets
Financial assets	1,086,163	698,618
Cash and cash equivalents | AAA
Credit quality of financial assets
Financial assets	131,486	11,243
Cash and cash equivalents | AA+
Credit quality of financial assets
Financial assets	3	5,997
Cash and cash equivalents | AA
Credit quality of financial assets
Financial assets	30,177	99,871
Cash and cash equivalents | AA-
Credit quality of financial assets
Financial assets	31,759	10,870
Cash and cash equivalents | A+
Credit quality of financial assets
Financial assets	249,198	156,032
Cash and cash equivalents | A
Credit quality of financial assets
Financial assets	263,375	230,084
Cash and cash equivalents | A-
Credit quality of financial assets
Financial assets	184,087	38,824
Cash and cash equivalents | BBB+
Credit quality of financial assets
Financial assets	111,525	67,467
Cash and cash equivalents | BBB
Credit quality of financial assets
Financial assets	38,848	23,552
Cash and cash equivalents | BBB-
Credit quality of financial assets
Financial assets	30,707	31,416
Cash and cash equivalents | BB-
Credit quality of financial assets
Financial assets	1,956
Cash and cash equivalents | No rating
Credit quality of financial assets
Financial assets	13,042	23,262
Cash and cash equivalents | Local
Credit quality of financial assets
Financial assets	170,423	17,262
Cash and cash equivalents | Local | AAA
Credit quality of financial assets
Financial assets	131,486	11,243
Cash and cash equivalents | Local | AA+
Credit quality of financial assets
Financial assets	3	5,997
Cash and cash equivalents | Local | AA
Credit quality of financial assets
Financial assets	30,177	18
Cash and cash equivalents | Local | AA-
Credit quality of financial assets
Financial assets	8,754	1
Cash and cash equivalents | Local | No rating
Credit quality of financial assets
Financial assets	3	3
Cash and cash equivalents | Global
Credit quality of financial assets
Financial assets	915,740	681,356
Cash and cash equivalents | Global | AA
Credit quality of financial assets
Financial assets		99,853
Cash and cash equivalents | Global | AA-
Credit quality of financial assets
Financial assets	23,005	10,869
Cash and cash equivalents | Global | A+
Credit quality of financial assets
Financial assets	249,198	156,032
Cash and cash equivalents | Global | A
Credit quality of financial assets
Financial assets	263,375	230,084
Cash and cash equivalents | Global | A-
Credit quality of financial assets
Financial assets	184,087	38,824
Cash and cash equivalents | Global | BBB+
Credit quality of financial assets
Financial assets	111,525	67,467
Cash and cash equivalents | Global | BBB
Credit quality of financial assets
Financial assets	38,848	23,552
Cash and cash equivalents | Global | BBB-
Credit quality of financial assets
Financial assets	30,707	31,416
Cash and cash equivalents | Global | BB-
Credit quality of financial assets
Financial assets	1,956
Cash and cash equivalents | Global | No rating
Credit quality of financial assets
Financial assets	13,039	23,259
Financial investments
Credit quality of financial assets
Financial assets	35,044	58,775
Financial investments | AAA
Credit quality of financial assets
Financial assets	32,412	44,985
Financial investments | AA+
Credit quality of financial assets
Financial assets	2,257	8,170
Financial investments | AA
Credit quality of financial assets
Financial assets	46	352
Financial investments | AA-
Credit quality of financial assets
Financial assets	329	656
Financial investments | No rating
Credit quality of financial assets
Financial assets		4,612
Financial investments | Local
Credit quality of financial assets
Financial assets	35,044	58,775
Financial investments | Local | AAA
Credit quality of financial assets
Financial assets	32,412	44,985
Financial investments | Local | AA+
Credit quality of financial assets
Financial assets	2,257	8,170
Financial investments | Local | AA
Credit quality of financial assets
Financial assets	46	352
Financial investments | Local | AA-
Credit quality of financial assets
Financial assets	329	656
Financial investments | Local | No rating
Credit quality of financial assets
Financial assets		4,612
Derivative financial instruments
Credit quality of financial assets
Financial assets	31,980	19,524
Derivative financial instruments | AAA
Credit quality of financial assets
Financial assets	2,068	16,025
Derivative financial instruments | AA
Credit quality of financial assets
Financial assets		1,029
Derivative financial instruments | A+
Credit quality of financial assets
Financial assets	1,977	422
Derivative financial instruments | A-
Credit quality of financial assets
Financial assets	27,935	2,048
Derivative financial instruments | Local
Credit quality of financial assets
Financial assets	2,068	16,025
Derivative financial instruments | Local | AAA
Credit quality of financial assets
Financial assets	2,068	16,025
Derivative financial instruments | Global
Credit quality of financial assets
Financial assets	29,912	3,499
Derivative financial instruments | Global | AA
Credit quality of financial assets
Financial assets		1,029
Derivative financial instruments | Global | A+
Credit quality of financial assets
Financial assets	1,977	422
Derivative financial instruments | Global | A-
Credit quality of financial assets
Financial assets	$ 27,935	$ 2,048